Document and Entity Information	Mar. 18, 2021
Cover [Abstract]
Document Type	8-K/A
Document Period End Date	Mar. 18, 2021
Entity Registrant Name	Superior Energy Services, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-34037
Entity Tax Identification Number	75-2379388
Entity Address, Address Line One	1001 Louisiana Street
Entity Address, Address Line Two	Suite 2900
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77002
City Area Code	713
Local Phone Number	654-2200
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Description	This Amendment No. 1 to Current Report on Form 8-K (this “Form 8-K/A”) amends the Current Report on Form 8-K of Superior Energy Services, Inc. (the “Company”) filed with the Securities and Exchange Commission on March 22, 2021 (the “Original Form 8-K”), which reported that Michael Y. McGovern assumed the functions of the Company’s interim principal executive officer and James Spexarth was appointed to serve as the Company’s interim chief financial officer. Pursuant to Instruction 2 to Item 5.02 of Form 8-K, this Form 8-K/A is being filed solely to provide information called for in Item 5.02(c)(3) of Form 8-K that had not been determined at the time of filing of the Original Form 8-K.
Amendment Flag	true
Entity Central Index Key	0000886835